Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of financial information by segment
	Three Months Ended March 31, 2021
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net sales	$—	$1,264	$1,396	$—		$2,660
Gross profit	—	540	878	—		1,418
Direct expenses	16,287	252	2,014	6,063		24,616
Segment contribution	(16,287)	288	(1,136)	(6,063)		(23,198)

Indirect expenses				21,197	(a)	$21,197
Loss from operations						(44,395)

(a) Components of other
Change in fair value of contingent consideration liability				20,656
Amortization				541
Total other				$21,197
	Three Months Ended March 31, 2020
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net sales	$—	$1,415	$2,793	$—		$4,208
Gross profit	—	1,034	1,937	—		2,971
Direct expenses	11,696	500	3,675	5,341		21,212
Segment contribution	(11,696)	534	(1,738)	(5,341)		(18,241)

Indirect expenses				2,755	(a)	$2,755
Loss from operations						(20,996)

(a) Components of other
Change in fair value of contingent consideration liability				1,725
Amortization				1,030
Total other				$2,755

	Year Ended December 31, 2020
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net revenues	$—	$5,556	$8,722	$—		$14,278
Gross profit	—	3,262	6,084	—		9,346
Direct expenses	51,470	1,653	10,348	20,573		84,043
Segment contribution	(51,470)	1,609	(4,264)	(20,573)		(74,697)

Indirect expenses				77,228	(a)	$77,228
Loss from operations						(151,925)

(a) Components of other
Change in fair value of contingent consideration liability				(55,566)
Impairment of acquired intangible assets				129,400
Amortization				3,394
Total other				$77,228
	Year Ended December 31, 2019
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net revenues	$—	$5,790	$15,357	$—		$21,147
Gross profit	—	3,815	11,008	—		14,823
Direct expenses	45,789	2,582	17,081	22,390		87,842
Segment contribution	(45,789)	1,233	(6,073)	(22,390)		(73,019)

Indirect expenses				191,110	(a)	$191,110
Loss from operations						(264,129)

(a) Components of other
Change in fair value of contingent consideration liability				68,867
Impairment of acquired intangible assets				118,100
Amortization				4,143
Total other				$191,110